OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Leases, Operating [Abstract]
OPERATING LEASES
21.	OPERATING LEASES
The Company has entered into lease agreements for offices and warehouses located in California and Pennsylvania.
On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”)
2016-02
and all subsequent amendments, collectively codified in ASC Topic 842, “Leases” (“ASC 842”), using the modified retrospective transition method. Accordingly, comparative period financial information was not restated for the effects of adopting ASC 842.
As of the date of adoption on January 1, 2022, the impact of ASC 842 resulted in the recognition of a right-of-use
asset (“ROU asset”) and lease liability for our operating leases on our consolidated balance sheets of approximately $13.0 million and $15.1 million, respectively.
Lease liabilities were recognized based on the present value of remaining lease payments over the remaining lease term. ROU assets were recognized utilizing the lease liability as of January 1, 2022 adjusted for certain ASC 840 operating lease related balances. As the Company’s operating lease agreements do not provide a rate implicit in the lease, we discounted the remaining lease payments using an estimated incremental borrowing rate, which was based on the information available at the adoption date. Operating lease cost is recognized on a straight-line basis over the lease term. Variable lease costs such as common area costs and other operating costs are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The adoption of this new guidance did not have a material net impact on the Company’s consolidated statements of operations or consolidated statements of cash flows.
Our operating leases primarily consist of office space, distribution centers and equipment used within our operations. Most of the leases have lease terms ranging from three to eight years, although the terms and conditions of our leases can vary significantly from lease to lease.
The following schedule represents the components of the Company’s operating lease assets as of December 31, 2022 (in thousands):

Leases	Classification	December 31, 2022
Assets
Operating	Operating lease right-of-use assets	$17,391
Liabilities
Operating lease liabilities (current)	Operating lease liabilities, current	$4,367
Operating lease liabilities (non-current)	Operating lease liabilities, non-current	15,223

The following schedule represents the components of lease expense for the fiscal year ended December 31, 2022 (in thousands):

December 31, 2022
Lease Costs:
Operating lease costs	$4,576
Variable lease costs	—
Short-term lease costs	—
Sublease income	—

Total lease costs	$4,576

As of December 31, 2022, the Company’s maturity of operating lease liabilities for the next five years and thereafter are as follows (in thousands):

Operating Leases
2023	$5,580
2024	5,173
2025	5,279
2026	3,529
2027	2,222
Thereafter	899

Total lease payments	22,682
Less: imputed interest	(3,092)

Total operating lease payments	$19,590

Other operating leases information:

Cash paid for amounts included in the measurement of lease liabilities	$3,870
Right-of-use assets obtained in exchange for new lease liabilities	$8,188
Weighted-average remaining term (in years)	4.3
Weighted-average discount rate	6.9%